Convertible Debentures Receivable (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Feb. 11, 2020	Jan. 27, 2020	Feb. 18, 2020	Jan. 23, 2020	Nov. 30, 2019	May 24, 2019	Jul. 26, 2018	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Convertible Note Receivable [Line Items]
Current Convertible Note Receivable								$ 0	$ 13,354
12% Convertible debentures
Disclosure Of Convertible Note Receivable [Line Items]
Current Convertible Note Receivable								0	12,024
Zero interest convertible debentures
Disclosure Of Convertible Note Receivable [Line Items]
Current Convertible Note Receivable								$ 0	$ 1,330
Fire and Flower ("FF")
Disclosure Of Convertible Note Receivable [Line Items]
Payments for convertible note receivable							$ 10,000
Convertible debenture interest rate							8.00%
Description of convertible debenture maturity							July 31, 2020
Description of conversion of debt to equity							The convertible debentures included a conversion feature which allowed for the conversion of the debenture into common shares of FAF at the lower of $1.15 and the share price as defined within the agreement. The Company obtained the debenture as a part of a strategic investment into the private retail cannabis market. The convertible debentures are measured using a level 2 valuation methodology under the fair value hierarchy.
Fire and Flower ("FF") | 12% Convertible debentures
Disclosure Of Convertible Note Receivable [Line Items]
Convertible debenture interest rate								12.00%
Conversion of debt, converted amount	$ 7,000			$ 3,000
Conversion rate of convertible debentures	$ 1.15			$ 1.15
Conversion of debt, shares issued	6,086,956			2,608,695
Average market price		$ 1.0541	$ 0.75
Proceeds from sale of converted shares		$ 2,724	$ 4,504
Commission expenses		$ 26	$ 61
Accrued unpaid interest	$ 367
Shares received for accrued and unpaid interest	319,377
Realized loss on convertible debentures								$ 4,396
Fire and Flower ("FF") | Zero interest convertible debentures
Disclosure Of Convertible Note Receivable [Line Items]
Convertible debenture receivable						$ 1,220
Payments for convertible note receivable						$ 800
Convertible debenture interest rate						0.00%
Description of convertible debenture maturity						November 30, 2019
Conversion rate of convertible debentures					$ 0.80
Conversion of debt, shares issued					1,000,000
Realized loss on convertible debentures								$ 410